Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	COMMUNICATION SERVICES — 0.3%
16,404	Magnite, Inc.*	$107,774
	CONSUMER DISCRETIONARY — 11.6%
10,429	American Eagle Outfitters, Inc.	101,474
5,012	Brunswick Corp.	328,035
4,519	Columbia Sportswear Co.	304,129
430	Deckers Outdoor Corp.*	134,422
10,435	Gentex Corp.	248,770
2,721	Hasbro, Inc.	183,450
2,754	Helen of Troy, Ltd.*,1	265,596
9,745	Leslie's, Inc.*	143,349
970	Lithia Motors, Inc. - Class A	208,114
8,513	LKQ Corp.	401,388
2,619	Papa John's International, Inc.	183,356
813	Pool Corp.	258,705
8,844	PulteGroup, Inc.	331,650
22,798	Topgolf Callaway Brands Corp.*	439,089
1,118	Vail Resorts, Inc.	241,086
		3,772,613
	CONSUMER STAPLES — 2.9%
2,204	Bunge, Ltd.[1]	181,984
4,909	elf Beauty, Inc.*	184,677
28,544	SunOpta, Inc.*,1	259,750
9,234	United Natural Foods, Inc.*	317,373
		943,784
	ENERGY — 2.2%
16,640	ChampionX Corp.	325,645
23,241	DMC Global, Inc.*	371,391
		697,036
	FINANCIALS — 14.4%
2,149	Assurant, Inc.	312,185
8,790	BankUnited, Inc.	300,354
6,049	Banner Corp.	357,375
6,013	Brown & Brown, Inc.	363,666
5,541	East West Bancorp, Inc.	372,023
13,482	First Foundation, Inc.	244,563
3,621	Globe Life, Inc.	361,014
9,379	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	280,713
5,780	HomeStreet, Inc.	166,522
1,929	LPL Financial Holdings, Inc.	421,448
5,225	PacWest Bancorp	118,085
7,458	Voya Financial, Inc.	451,209

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,431	Walker & Dunlop, Inc.	$287,278
5,135	Western Alliance Bancorp	337,575
3,749	Wintrust Financial Corp.	305,731
		4,679,741
	HEALTH CARE — 15.0%
3,457	Axonics, Inc.*	243,511
1,364	Charles River Laboratories International, Inc.*	268,435
732	Chemed Corp.	319,562
6,390	Encompass Health Corp.	289,020
19,533	Enhabit, Inc.*	274,243
10,281	Evolent Health, Inc. - Class A*	369,396
2,389	Fate Therapeutics, Inc.*	53,538
9,385	Halozyme Therapeutics, Inc.*	371,083
1,276	ICON PLC*,1	234,503
3,543	ICU Medical, Inc.*	533,576
1,469	Intellia Therapeutics, Inc.*	82,205
3,754	Intra-Cellular Therapies, Inc.*	174,674
3,749	Ionis Pharmaceuticals, Inc.*	165,818
12,897	Iovance Biotherapeutics, Inc.*	123,553
3,038	LivaNova PLC*,1	154,239
1,758	Neurocrine Biosciences, Inc.*	186,717
9,928	NextGen Healthcare, Inc.*	175,726
6,067	NuVasive, Inc.*	265,795
2,795	Omnicell, Inc.*	243,249
931	Repligen Corp.*	174,200
3,434	Tandem Diabetes Care, Inc.*	164,317
		4,867,360
	INDUSTRIALS — 22.3%
5,305	AAON, Inc.	285,833
4,179	Albany International Corp. - Class A	329,431
4,399	Arcosa, Inc.	251,535
3,520	Axon Enterprise, Inc.*	407,440
2,009	Chart Industries, Inc.*	370,359
4,048	ESCO Technologies, Inc.	297,285
1,122	Generac Holdings, Inc.*	199,873
4,728	Hillenbrand, Inc.	173,612
1,744	IDEX Corp.	348,538
3,484	John Bean Technologies Corp.	299,624
7,541	Maxar Technologies, Inc.	141,167
6,207	Mercury Systems, Inc.*	252,004
1,937	Middleby Corp.*	248,265
3,250	MSA Safety, Inc.	355,160
1,502	Nordson Corp.	318,830

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
4,091	Regal Rexnord Corp.	$574,213
10,700	Spirit AeroSystems Holdings, Inc., Class A	234,544
3,208	Stanley Black & Decker, Inc.	241,274
2,210	Tetra Tech, Inc.	284,051
5,295	Titan Machinery, Inc.*	149,637
6,139	Trex Co., Inc.*	269,748
730	United Rentals, Inc.*	197,188
2,806	Valmont Industries, Inc.	753,748
5,545	XPO Logistics, Inc.*	246,863
		7,230,222
	INFORMATION TECHNOLOGY — 16.9%
2,647	CyberArk Software Ltd.*,1	396,891
3,454	Elastic N.V.*,1	247,790
2,807	Euronet Worldwide, Inc.*	212,658
7,070	Everbridge, Inc.*	218,322
8,451	Kulicke & Soffa Industries, Inc.	325,617
11,302	PagerDuty, Inc.*	260,737
1,431	Paylocity Holding Corp.*	345,701
3,670	Perficient, Inc.*	238,624
22,675	SMART Global Holdings, Inc.*,1	359,852
7,749	Switch, Inc. - Class A	261,064
2,128	TD SYNNEX Corp.	172,772
1,840	Teledyne Technologies, Inc.*	620,945
2,207	Teradyne, Inc.	165,856
8,131	Trimble, Inc.*	441,269
7,555	Unisys Corp.*	57,040
20,282	Vishay Precision Group, Inc.*	600,144
6,909	WNS Holdings Ltd. ADR*	565,433
		5,490,715
	MATERIALS — 3.3%
8,058	Avient Corp.	244,157
4,212	Crown Holdings, Inc.	341,298
2,697	Reliance Steel & Aluminum Co.	470,384
		1,055,839
	REAL ESTATE — 6.9%
1,350	Camden Property Trust - REIT	161,258
2,519	EastGroup Properties, Inc. - REIT	363,593
17,314	Independence Realty Trust, Inc. - REIT	289,663
1,848	Jones Lang LaSalle, Inc.*	279,177
19,104	Kite Realty Group Trust - REIT	328,971
29,251	Macerich Co. - REIT	232,253
6,712	National Storage Affiliates Trust - REIT	279,085

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
2,107	Sun Communities, Inc. - REIT	$285,140
		2,219,140
	UTILITIES — 2.2%
11,427	Atlantica Sustainable Infrastructure PLC[1]	300,530
9,588	Essential Utilities, Inc.	396,752
		697,282
	TOTAL COMMON STOCKS
	(Cost $37,748,090)	31,761,506

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$823,389	UMB Bank Demand Deposit, 0.01%[2]	823,389
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $823,389)	823,389
	TOTAL INVESTMENTS — 100.5%
	(Cost $38,571,479)	32,584,895
	Liabilities in Excess of Other Assets — (0.5)%	(159,109)
	NET ASSETS — 100.0%	$32,425,786

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.